Stock-based payment plans - Employee Stock Purchase Plan (Details) - ADSs $ in Thousands	3 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares available for sale under plan | shares	571,000
Maximum payroll deductions (as a percent)	15.00%
Purchase price (as a percent)	85.00%
Maximum worth an employee may purchase | $	$ 25,000